Operating Lease Liabilities (Details)	1 Months Ended					12 Months Ended
	Jun. 30, 2023 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Nov. 25, 2019	Dec. 22, 2017	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jan. 01, 2022
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	4.45%					4.45%
Weighted average discount rate	4.06%					4.06%
Weighted average remaining operating leases						16 years
Operating lease expense						$ 2,319,791	$ 5,079,411	¥ 15,000,000
Total lease expense		$ 2,321,945	¥ 15,000,000
Operating lease first installment (in Dollars)	$ 61,919					$ 520,859	336,992		$ 1,010,608
Short-term operating lease expense (in Dollars)							$ 259,996		$ 1,589,089
Operating lease liabilities Interest rate				3.14%	4.12%
Installments paid duration							5 years	5 years
Operating lease	3 years 5 months 1 day					3 years 5 months 1 day
Villas Member
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	4.12%					4.12%
Operating lease first installment (in Dollars)	$ 696,584
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	3.14%					3.14%
Officer [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	2.46%					2.46%				2.46%
Minimum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate	3.70%					3.70%
Maximum [Member]
Operating Lease Liabilities (Details) [Line Items]
Incremental borrowing rate	4.80%					4.80%
Warehouse [Member]
Operating Lease Liabilities (Details) [Line Items]
Discount rate of lease liabilities	4.45%					4.45%
Villas Member
Operating Lease Liabilities (Details) [Line Items]
Lease expiration date						Dec. 31, 2037
Base Station Tower [Member]
Operating Lease Liabilities (Details) [Line Items]
Lease expiration date						Nov. 24, 2029
Office [Member]
Operating Lease Liabilities (Details) [Line Items]
Lease expiration date						Dec. 31, 2024